UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: July 31, 2017

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	July 31, 2017

QS

DYNAMIC MULTI-STRATEGY FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The Fund will seek to reduce volatility as a secondary objective.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS Dynamic Multi-Strategy Fund (the “Fund”) for the six-month reporting period ended July 31, 2017. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

Special shareholder notice

On June 20, 2017, the Fund announced that the Board of Trustees of the Fund determined that it is in the best interests of the Fund and its shareholders to terminate the Fund. The Fund ceased operations on August 25, 2017.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

August 31, 2017

II	QS Dynamic Multi-Strategy Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended July 31, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that fourth quarter 2016 U.S. gross domestic product (“GDP”)i growth was revised to 1.8%. GDP growth then decelerated to 1.2%, as revised, during the first quarter of 2017. Finally, the U.S. Department of Commerce’s second estimate for second quarter 2017 GDP growth — released after the reporting period ended — was 3.0%. The increase in growth reflected upturns in private inventory investment and federal government spending, along with an acceleration in personal consumption expenditures.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on July 31, 2017, the unemployment rate was 4.3%, as reported by the U.S. Department of Labor. However, the percentage of longer-term unemployed increased over the period. In July 2017, 25.9% of Americans looking for a job had been out of work for more than six months, versus 23.8% when the period began.

Turning to the global economy, in its July 2017 World Economic Outlook Update, the International Monetary Fund (“IMF”)ii said, “The pickup in global growth anticipated in the April World Economic Outlook remains on track, with global output projected to grow by 3.5 percent in 2017 and 3.6 percent in 2018. The unchanged global growth projections mask somewhat different contributions at the country level. U.S. growth projections are lower than in April, primarily reflecting the assumption that fiscal policy will be less expansionary going forward than previously anticipated. Growth has been revised up for Japan and especially the euro area, where positive surprises to activity in late 2016 and early 2017 point to solid momentum. China’s growth projections have also been revised up, reflecting a strong first quarter of 2017 and expectations of continued fiscal support.” From a regional perspective, the IMF estimates 2017 growth in the Eurozone will be 1.9%, versus 1.8% in 2016. Japan’s economy is expected to expand 1.3% in 2017, compared to 1.0% in 2016. Elsewhere, the IMF projects that overall growth in emerging market countries will accelerate to 4.6% in 2017, versus 4.3% in 2016.

QS Dynamic Multi-Strategy Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)iii respond to the economic environment?

A. Looking back, after maintaining the federal funds rateiv at a range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at each meeting prior to its meeting on December 14, 2016, at which time, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that ended on March 15, 2017. At its meeting that concluded on June 14, 2017, the Fed raised rates to a range between 1.00% and 1.25%. The Fed also said that it planned to reduce its balance sheet, saying, “The Committee is maintaining its existing policy of reinvesting principal payments from its holdings of agency debt and agency mortgage-backed securities in agency mortgage-backed securities and of rolling over maturing Treasury securities at auction. The Committee currently expects to begin implementing a balance sheet normalization program this year, provided that the economy evolves broadly as anticipated.” Finally, at its meeting that concluded on July 26, 2017, the Fed kept rates on hold, as expected.

Q. What actions did international central banks take during the reporting period?

A. Central banks outside the U.S. largely maintained their accommodative monetary policy stances during the reporting period. Looking back, in March 2015, before the beginning of the reporting period, the European Central Bank (“ECB”)v announced that it would start a €60 billion-per-month bond buying program that was expected to run until September 2016. In December 2015, the ECB extended its monthly bond buying program until at least March 2017. In March 2016, the ECB announced that it would increase its bond purchasing program to €80 billion-per-month. It also lowered its deposit rate to -0.4% and its main interest rate to 0%. Finally, in December 2016 — the ECB again extended its bond buying program until December 2017. From April 2017 through December 2017, the ECB will purchase €60 billion-per-month of bonds. Since that time, the ECB has remained on hold in terms of monetary policy. In other developed countries, in August 2016, the Bank of Englandvi lowered interest rates from 0.50% to 0.25%, a new record low, and rates remained constant during the reporting period. After holding rates steady at 0.10% for more than five years, in January 2016, the Bank of Japanvii announced that it cut the rate on current accounts that commercial banks hold with it to -0.10% and kept rates on hold during the reporting period. Elsewhere, the People’s Bank of Chinaviii kept rates steady at 4.35% during the reporting period.

Q. What factors impacted the U.S. stock market during the reporting period?

A. While there were periods of volatility, the U.S. stock market rose sharply and posted strong results during the reporting period as a whole. The market rallied during the first month of the period and reached several new all-time highs. This was driven by expectations for improving economic

IV	QS Dynamic Multi-Strategy Fund

growth, an increase in fiscal spending and a rollback for certain government regulations under President Donald Trump’s administration. After largely treading water in March 2017, the market again rallied from April through July 2017, as first quarter 2017 corporate profits were generally better than expected. All told, for the six months ended July 31, 2017, the S&P 500 Indexix gained 9.51%.

Looking at the U.S. stock market more closely, large-cap stocks, as measured by the Russell 1000 Indexx, generated the strongest returns, as they gained 9.24% over the reporting period. In contrast, small-cap stocks, as measured by the Russell 2000 Indexxi, generated the weakest results, returning 5.35%, whereas mid-cap stocks, as measured by the Russell Midcap Indexxii, returned 7.00%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthxiii and Russell 3000 Valuexiv Indices, returned 12.90% and 5.02%, respectively, during the six months ended July 31, 2017.

Q. How did the international stock market perform during the reporting period?

A. As was the case in the U.S., international equities rallied sharply during the reporting period. Developed market equities, as measured by the MSCI EAFE Indexxv, rose during five of the six months of the reporting period. All told, the MSCI EAFE Index returned 13.79% for the six months ended July 31, 2017. These strong results were driven by solid investor demand, continued monetary policy accommodation and less concern over U.S. protectionism trade policies. Emerging market equities performed even better, with the MSCI Emerging Markets Indexxvi generating a 18.98% return over the reporting period.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Looking back, Treasury yields moved sharply higher after the November 2016 U.S. presidential elections given expectations for improving growth and higher inflation. While they subsequently fell from their peak in mid-March 2017, all told short-term Treasury yields moved higher during the six months ended July 31, 2017. In contrast, long-term Treasury yields declined over the reporting period as a whole. Two-year Treasury yields began the reporting period at 1.19% and ended the period at 1.34%. Their low for the period of 1.12% occurred on February 24, 2017, and their peak of 1.41% took place on both July 3 and July 5, 2017. Ten-year Treasury yields began the reporting period at 2.45% and ended the period at 2.30%. Their low of 2.14% occurred on both June 6 and June 26, 2017, and their peak of 2.62% occurred on March 13, 2017.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors posted mixed results during the reporting period. Performance fluctuated with investor sentiment given signs of generally modest global growth, questions regarding future Fed monetary policy, the aforementioned U.S. elections and several geopolitical issues. The broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Indexxvii, returned 2.51% during the six months ended July 31, 2017. Within the U.S. bond market, lower rated corporate bonds generated the best returns during the reporting period.

QS Dynamic Multi-Strategy Fund	V

Investment commentary (cont’d)

Performance review

For the six months ended July 31, 2017, Class A shares of QS Dynamic Multi-Strategy Fund, excluding sales charges, returned 6.55%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index and the Russell 3000 Indexxviii, and the Composite Indexxix returned 2.51%, 8.94% and 8.02%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Growth Funds Category Average1 returned 7.44% over the same time frame.

Performance Snapshot as of July 31, 2017 (unaudited)
(excluding sales charges)	6 months
QS Dynamic Multi-Strategy Fund:
Class A	6.55%
Class C	6.19%
Class I	6.73%
Bloomberg Barclays U.S. Aggregate Index	2.51%
Russell 3000 Index	8.94%
Composite Index	8.02%
Lipper Mixed-Asset Target Allocation Growth Funds Category Average	7.44%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2017, the gross total annual fund operating expense ratios for Class A, Class C and Class I shares were 5.22%, 6.00% and 4.89%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.45% for Class A shares, 2.20% for Class C shares and 1.15% for Class I shares. Acquired fund fees and expenses are subject to these arrangements. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2017 including the reinvestment of all distributions, including returns of capital, if any, calculated among the 519 funds in the Fund’s Lipper category, and excluding sales charges, if any.

†	Includes fees and expenses of the underlying funds in which the Fund invests.

VI	QS Dynamic Multi-Strategy Fund

class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

August 31, 2017

RISKS: Equity securities are subject to market and price fluctuations. International investments are subject to special risks including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Fixed-income securities are subject to interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed-income securities falls. There are additional risks and other expenses associated with investing in other mutual funds rather than directly in portfolio securities. In addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. Certain of the underlying funds may engage in short selling, which is a speculative strategy that involves special risks. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. The model used to manage the Fund’s assets provides no assurance that the recommended allocation will either maximize returns or minimize risks. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

QS Dynamic Multi-Strategy Fund	VII

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.
ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.
vi	The Bank of England (“BoE”), formally the Governor and Company of the BoE, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.
vii

The Bank of Japan is the central bank of Japan. The bank is responsible for issuing and handling currency and treasury securities, implementing monetary policy, maintaining the stability of the Japanese financial system and the yen currency.

viii	The People’s Bank of China is the central bank of the People’s Republic of China with the power to carry out monetary policy and regulate financial institutions in mainland China.
ix	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.
[x]

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

xi

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

xii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

xiii

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

xiv

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xv	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.
xvi	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.
xvii

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

xviii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.
xix

The Composite Index reflects the blended rate of return of the following underlying indices: 50% Russell 1000 Index, 10% Russell 2000 Index, 10% MSCI All Country World Index Ex-U.S. (“MSCI ACWI Ex-U.S.”), 15% Bloomberg Barclays Global Aggregate ex-USD Index and 15% Bloomberg Barclays U.S. Aggregate Index. The MSCI ACWI Ex-U.S. is a market capitalization-weighted index that is designed to measure performance of stocks throughout the world, with the exception of U.S.-based companies, and includes both developed and emerging markets. The Bloomberg Barclays Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds.

VIII	QS Dynamic Multi-Strategy Fund

Fund at a glance (unaudited)

QS Dynamic Multi-Strategy Fund Breakdown† (%) as of — July 31, 2017

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
17.6 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Industrials
14.0 Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Municipal Bonds
13.8 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Mortgage-Backed Securities Corporate Bonds & Notes Collateralized Mortgage Obligations Asset-Backed Securities
12.3 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Health Care Industrials Consumer Discretionary
8.4 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Health Care Financials Consumer Discretionary Industrials
7.7 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
6.7 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Health Care Consumer Staples

QS Dynamic Multi-Strategy Fund 2017 Semi-Annual Report	1

Fund at a glance (unaudited) (cont’d)

QS Dynamic Multi-Strategy Fund Breakdown† (%) as of — July 31, 2017

% of Total Long-Term Investments	Top 5 Sectors
4.1 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Financials Information Technology Consumer Discretionary Health Care Industrials
4.0 The Royce Fund — Royce Small/Mid-Cap Premier Fund, Investment Class Shares	Industrials Consumer Discretionary Information Technology Financials Materials
2.7 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Materials Industrials Consumer Discretionary Information Technology
2.0 iShares Trust — iShares Russell 1000 Growth Index Fund	Information Technology Consumer Discretionary Health Care Industrials Consumer Staples
1.9 iShares Trust — iShares Russell 1000 Value Index Fund	Financials Health Care Energy Consumer Staples Industrials
1.1 Vanguard Index Funds — Vanguard Total International Bond ETF	Japan France Germany United Kingdom Italy
1.0 iShares Trust — iShares Russell 2000 Index Fund	Financials Information Technology Health Care Industrials Consumer Discretionary
0.9 iShares Trust — iShares Core U.S. Aggregate Bond	Treasury Mortgage-Backed Securities Pass-Through Industrial Financial Institutions Agency
0.8 Legg Mason Partners Equity Trust — ClearBridge Small Cap Fund, Class I Shares	Financials Information Technology Industrials Consumer Discretionary Health Care
0.7 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Discretionary Consumer Staples Health Care
0.3 Purchased Options

†	Subject to change at any time.

2	QS Dynamic Multi-Strategy Fund 2017 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2017 and held for the six months ended July 31, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	6.55%	$1,000.00	$1,065.50	0.79%	$4.05	Class A	5.00%	$1,000.00	$1,020.88	0.79%	$3.96
Class C	6.19	1,000.00	1,061.90	1.54	7.87	Class C	5.00	1,000.00	1,017.16	1.54	7.70
Class I	6.73	1,000.00	1,067.30	0.49	2.51	Class I	5.00	1,000.00	1,022.36	0.49	2.46

QS Dynamic Multi-Strategy Fund 2017 Semi-Annual Report	3

Fund expenses (unaudited) (cont’d)

[1]	For the six months ended July 31, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

4	QS Dynamic Multi-Strategy Fund 2017 Semi-Annual Report

Schedule of investments (unaudited)

July 31, 2017

QS Dynamic Multi-Strategy Fund

Description			Shares	Value
Investments in Underlying Funds — 99.6%
iShares Trust:
iShares Core U.S. Aggregate Bond			466	$51,097
iShares MSCI EAFE Index Fund			581	38,886
iShares Russell 1000 Growth Index Fund			936	113,911
iShares Russell 1000 Value Index Fund			921	107,941
iShares Russell 2000 Index Fund			396	56,038
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			34,597	709,245	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			71,689	811,515	(a)
QS International Equity Fund, Class IS Shares			23,114	385,780	(a)
QS U.S. Small Capitalization Equity Fund, Class IS Shares			17,131	235,551	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			1,903	443,065	(a)
ClearBridge Appreciation Fund, Class IS Shares			21,091	486,157	(a)
ClearBridge International Value Fund, Class IS Shares			13,342	154,365	(a)
ClearBridge Small Cap Fund, Class I Shares			773	46,802	(a)
QS U.S. Large Cap Equity Fund, Class IS Shares			54,710	1,019,786	(a)
The Royce Fund — Royce Small/Mid-Cap Premier Fund, Investment Class Shares			14,673	230,075	(a)(b)
Vanguard Index Funds — Vanguard Total International Bond ETF			1,175	63,920
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares			63,298	798,823	(a)
Total Investments in Underlying Funds (Cost — $4,645,949)				5,752,957

	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.3%
Exchange-Traded Purchased Options — 0.3%
S&P 500 Index, Put @ $1,875.00	6/15/18	1	$100	1,630
S&P 500 Index, Put @ $1,900.00	6/15/18	2	200	3,660
S&P 500 Index, Put @ $1,925.00	6/15/18	1	100	1,930
S&P 500 Index, Put @ $1,950.00	6/15/18	1	100	2,095
S&P 500 Index, Put @ $2,050.00	6/15/18	3	300	8,907
Total Purchased Options (Cost — $43,044)				18,222
Total Investments — 99.9% (Cost — $4,688,993#)				5,771,179
Other Assets in Excess of Liabilities — 0.1%				8,655
Total Net Assets — 100.0%				$5,779,834

See Notes to Financial Statements.

QS Dynamic Multi-Strategy Fund 2017 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

July 31, 2017

QS Dynamic Multi-Strategy Fund

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

(b)	Prior to May 1, 2017, the Fund was known as Royce Heritage Fund.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ETF	— Exchange-Traded Fund

See Notes to Financial Statements.

6	QS Dynamic Multi-Strategy Fund 2017 Semi-Annual Report

Statement of assets and liabilities (unaudited)

July 31, 2017

Assets:
Investments in affiliated Underlying Funds, at cost	$4,302,972
Investments in unaffiliated Underlying Funds and investments, at cost	386,021
Investments in affiliated Underlying Funds, at value	5,321,164
Investments in unaffiliated Underlying Funds and investments, at value	450,015
Receivable from investment manager	33,621
Receivable for Underlying Funds sold	25,000
Interest receivable	15
Deposits with brokers for futures contracts	5
Prepaid expenses	22,368
Total Assets	5,852,188

Liabilities:
Due to custodian	1,509
Service and/or distribution fees payable	1,277
Trustees’ fees payable	25
Accrued expenses	69,543
Total Liabilities	72,354
Total Net Assets	$5,779,834

Net Assets:
Par value (Note 7)	$5
Paid-in capital in excess of par value	5,585,568
Overdistributed net investment income	(14,790)
Accumulated net realized loss on Underlying Funds, investments, capital gain distributions from Underlying Funds and futures contracts	(873,135)
Net unrealized appreciation on Underlying Funds, investments and futures contracts	1,082,186
Total Net Assets	$5,779,834

Net Assets:
Class A	$5,557,796
Class C	$118,633
Class I	$103,405

Shares Outstanding:
Class A	487,378
Class C	10,484
Class I	9,038

Net Asset Value:
Class A (and redemption price)	$11.40
Class C*	$11.32
Class I (and redemption price)	$11.44
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$12.10

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

QS Dynamic Multi-Strategy Fund 2017 Semi-Annual Report	7

Statement of operations (unaudited)

For the Six Months Ended July 31, 2017

Investment Income:
Income distributions from affiliated Underlying Funds	$13,065
Income distributions from unaffiliated Underlying Funds	3,871
Interest	99
Total Investment Income	17,035

Expenses:
Registration fees	51,131
Legal fees	23,465
Fund accounting fees	18,497
Shareholder reports	15,751
Investment management fee (Note 2)	12,701
Custody fees	11,942
Service and/or distribution fees (Notes 2 and 5)	7,390
Audit and tax fees	7,139
Insurance	2,548
Transfer agent fees (Note 5)	938
Trustees’ fees	165
Interest expense	13
Miscellaneous expenses	2,117
Total Expenses	153,797
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(131,242)
Net Expenses	22,555
Net Investment Loss	(5,520)

Realized and Unrealized Gain (Loss) on Underlying Funds, Investments, Capital Gain Distributions From Affiliated Underlying Funds and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	15,990
Sale of unaffiliated Underlying Funds and investments	(44,229)
Capital gain distributions from affiliated Underlying Funds	1,198
Futures contracts	(23,087)
Net Realized Loss	(50,128)
Change in Net Unrealized Appreciation (Depreciation) From:
Affiliated Underlying Funds	378,377
Unaffiliated Underlying Funds and investments	31,417
Futures contracts	7,841
Change in Net Unrealized Appreciation (Depreciation)	417,635
Net Gain on Underlying Funds, Investments, Capital Gain Distributions From Affiliated Underlying Funds and Futures Contracts	367,507
Increase in Net Assets From Operations	$361,987

See Notes to Financial Statements.

8	QS Dynamic Multi-Strategy Fund 2017 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended July 31, 2017 (unaudited) and the Year Ended January 31, 2017	July 31	January 31

Operations:
Net investment (loss) income	$(5,520)	$30,229
Net realized loss	(50,128)	(594,844)
Change in net unrealized appreciation (depreciation)	417,635	676,787
Increase in Net Assets From Operations	361,987	112,172

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(37,020)	—
Net realized gains	—	(197,312)
Decrease in Net Assets From Distributions to Shareholders	(37,020)	(197,312)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	12,596	72,533
Reinvestment of distributions	37,020	197,312
Cost of shares repurchased	(222,480)	(1,165,328)
Decrease in Net Assets From Fund Share Transactions	(172,864)	(895,483)
Increase (Decrease) in Net Assets	152,103	(980,623)

Net Assets:
Beginning of period	5,627,731	6,608,354
End of period*	$5,779,834	$5,627,731
*Includes (overdistributed) undistributed net investment income, respectively, of:	$(14,790)	$27,750

See Notes to Financial Statements.

QS Dynamic Multi-Strategy Fund 2017 Semi-Annual Report	9

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2017[2]	2017	2016	2015	2014	2013[3]

Net asset value, beginning of period	$10.77	$10.91	$12.55	$12.04	$10.86	$10.00

Income (loss) from operations:
Net investment income (loss)	(0.01)	0.06	0.08	0.11	0.05	0.10
Net realized and unrealized gain (loss)	0.71	0.14	(0.96)	0.75	1.31	0.91
Total income (loss) from operations	0.70	0.20	(0.88)	0.86	1.36	1.01

Less distributions from:
Net investment income	(0.07)	—	(0.11)	(0.13)	(0.12)	(0.15)
Net realized gains	—	(0.34)	(0.65)	(0.22)	(0.06)	—
Total distributions	(0.07)	(0.34)	(0.76)	(0.35)	(0.18)	(0.15)

Net asset value, end of period	$11.40	$10.77	$10.91	$12.55	$12.04	$10.86
Total return[4]	6.55%	1.83%	(7.44)%	7.12%	12.49%	10.19%

Net assets, end of period (000s)	$5,558	$5,305	$5,419	$5,982	$5,199	$4,408

Ratios to average net assets:
Gross expenses[5]	5.43%[6]	4.61%	3.65%	4.11%	4.83%	8.71%[6]
Net expenses[5,7,8]	0.79 [6]	0.80	0.79	0.74	0.71	0.72 [6]
Net investment income (loss)	(0.18) [6]	0.53	0.64	0.89	0.46	1.68 [6]

Portfolio turnover rate	2%	20%	154%[9]	5%	13%	27%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2017 (unaudited).

[3]	For the period June 29, 2012 (inception date) to January 31, 2013.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

10	QS Dynamic Multi-Strategy Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2017[2]	2017	2016	2015[3]

Net asset value, beginning of period	$10.66	$10.88	$12.54	$12.04

Income (loss) from operations:
Net investment income (loss)	(0.05)	(0.04)	(0.01)	0.13
Net realized and unrealized gain (loss)	0.71	0.16	(0.95)	0.63
Total income (loss) from operations	0.66	0.12	(0.96)	0.76

Less distributions from:
Net investment income	—	—	(0.05)	(0.04)
Net realized gains	—	(0.34)	(0.65)	(0.22)
Total distributions	—	(0.34)	(0.70)	(0.26)

Net asset value, end of period	$11.32	$10.66	$10.88	$12.54
Total return[4]	6.19%	1.09%	(8.09)%	6.25%

Net assets, end of period (000s)	$119	$146	$286	$243

Ratios to average net assets:
Gross expenses[5]	6.21%[6]	5.39%	4.56%	4.71%
Net expenses[5,7,8]	1.54 [6]	1.55	1.57	1.49
Net investment income (loss)	(0.95) [6]	(0.38)	(0.06)	1.05

Portfolio turnover rate	2%	20%	154%[9]	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2017 (unaudited).

[3]	From January 31, 2014 (inception date).

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 2.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Dynamic Multi-Strategy Fund 2017 Semi-Annual Report	11

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2017[2]		2017	2016	2015[3]

Net asset value, beginning of period	$10.80		$10.91	$12.54	$12.04

Income (loss) from operations:
Net investment income	0.00	[4]	0.04	0.11	0.38
Net realized and unrealized gain (loss)	0.73		0.19	(0.95)	0.51
Total income (loss) from operations	0.73		0.23	(0.84)	0.89

Less distributions from:
Net investment income	(0.09)		—	(0.14)	(0.17)
Net realized gains	—		(0.34)	(0.65)	(0.22)
Total distributions	(0.09)		(0.34)	(0.79)	(0.39)

Net asset value, end of period	$11.44		$10.80	$10.91	$12.54
Total return[5]	6.73%		2.12%	(7.13)%	7.36%

Net assets, end of period (000s)	$103		$177	$903	$1,540

Ratios to average net assets:
Gross expenses[6]	5.31%[7]		4.28%	3.45%	3.57%
Net expenses[6,8,9]	0.49	[7]	0.50	0.50	0.43
Net investment income	0.08	[7]	0.36	0.89	3.00

Portfolio turnover rate	2%		20%	154%[10]	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2017 (unaudited).

[3]	From January 31, 2014 (inception date).

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

12	QS Dynamic Multi-Strategy Fund 2017 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS Dynamic Multi-Strategy Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”) or exchange-traded funds (“ETFs”) that are based on an index and managed by unaffiliated investment advisers. The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded,

QS Dynamic Multi-Strategy Fund 2017 Semi-Annual Report	13

Notes to financial statements (unaudited) (cont’d)

but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

14	QS Dynamic Multi-Strategy Fund 2017 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Investments in Underlying Funds	$5,752,957	—	—	$5,752,957
Purchased options	12,567	$5,655	—	18,222
Total investments	$5,765,524	$5,655	—	$5,771,179

†	See Schedule of Investments for additional detailed categorizations.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Fund of funds risk. Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investments from such Underlying Fund at a time that is unfavorable to the Fund. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in

QS Dynamic Multi-Strategy Fund 2017 Semi-Annual Report	15

Notes to financial statements (unaudited) (cont’d)

certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Foreign investment risks. The Underlying Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

16	QS Dynamic Multi-Strategy Fund 2017 Semi-Annual Report

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of January 31, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. QS Investors, LLC (“QS Investors”), the subadviser to the Fund, is responsible for the implementation of the Fund’s overall asset allocation and the Dynamic Risk Management strategy. Western Asset Management Company (“Western Asset”), the Fund’s other subadviser, is responsible for the Fund’s Event Risk Management strategy and manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes and extraordinary expenses to average net assets of Class A, Class C, and Class I shares did not exceed 1.45%, 2.20% and 1.15%, respectively. Acquired fund fees and expenses are subject to these arrangements. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

During the six months ended July 31, 2017, fees waived and/or expenses reimbursed amounted to $131,242.

QS Dynamic Multi-Strategy Fund 2017 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended July 31, 2017, LMIS and its affiliates retained sales charges of $21 on sales of the Fund’s Class A shares. In addition, for the six months ended July 31, 2017, there were no CDSCs paid to LMIS and its affiliates.

As of July 31, 2017, Legg Mason and its affiliates owned 92% of the Fund.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended July 31, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$117,604
Sales	279,729

At July 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,107,008
Gross unrealized depreciation	(24,822)
Net unrealized appreciation	$1,082,186

18	QS Dynamic Multi-Strategy Fund 2017 Semi-Annual Report

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at July 31, 2017.

ASSET DERIVATIVES[1]
Equity Risk
Purchased options[2]	$18,222

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments in unaffiliated Underlying Funds and investments, at value in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended July 31, 2017. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Purchased options1	$(45,713)
Futures contracts	(23,087)
Total	$(68,800)

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from Sale of unaffiliated Underlying Funds and investment in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Purchased options[1]	$7,734
Futures contracts	7,841
Total	$15,575

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from unaffiliated Underlying Funds and investment in the Statement of Operations.

During the six months ended July 31, 2017, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$25,587
Futures contracts (to sell)†	129,971

†	At July 31, 2017, there were no open positions held in this derivative.

QS Dynamic Multi-Strategy Fund 2017 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at July 31, 2017:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Purchased options[2]	$18,222	—	$18,222

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Market value of purchased options is reported in Investments in unaffiliated Underlying Funds and investments, at value in the Statement of Assets and Liabilities.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.25% and 1.00% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended July 31, 2017, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$6,748	$686
Class C	642	80
Class I	—	172
Total	$7,390	$938

For the six months ended July 31, 2017, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$125,394
Class C	2,996
Class I	2,852
Total	$131,242

6. Distributions to shareholders by class

	Six Months Ended July 31, 2017	Year Ended January 31, 2017
Net Investment Income:
Class A	$36,231	—
Class C	—	—
Class I	789	—
Total	$37,020	—

Net Realized Gains:
Class A	—	$168,985
Class C	—	5,047
Class I	—	23,280
Total	—	$197,312

20	QS Dynamic Multi-Strategy Fund 2017 Semi-Annual Report

7. Shares of beneficial interest

At July 31, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended July 31, 2017			Year Ended January 31, 2017
	Shares		Amount	Shares	Amount
Class A
Shares sold	1,143		$12,594	3,864	$41,633
Shares issued on reinvestment	3,220		36,231	15,661	168,985
Shares repurchased	(9,491)		(105,878)	(23,658)	(253,021)
Net decrease	(5,128)		$(57,053)	(4,133)	$(42,403)

Class C
Shares issued on reinvestment	—		—	470	$5,047
Shares repurchased	(3,191)		$(34,875)	(13,110)	(142,658)
Net decrease	(3,191)		$(34,875)	(12,640)	$(137,611)

Class I
Shares sold	0	*	$2	2,820	$30,900
Shares issued on reinvestment	70		789	2,156	23,280
Shares repurchased	(7,378)		(81,727)	(71,365)	(769,649)
Net decrease	(7,308)		$(80,936)	(66,389)	$(715,469)

*	Amount represents less than 1 share.

8. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Fund. Based on the Fund’s relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the six months ended July 31, 2017. The following transactions were effected in shares of such Underlying Funds for the six months ended July 31, 2017.

QS Dynamic Multi-Strategy Fund 2017 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

	Affiliate Value at January 31, 2017	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2017
Underlying Funds		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$674,492	$5,000	257	$23,451	1,253	$1,549	—	—	$53,205	$709,245
Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	767,843	23,820	2,278	52,922	5,137	2,078	$3,820	—	72,774	811,515
Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	375,636	—	—	39,332	2,685	3,168	—	—	49,476	385,780
Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	224,369	6,192	450	12	1	(12)	—	$1,192	5,001	235,551
Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	442,354	—	—	22,941	108	2,059	—	—	23,652	443,065
Legg Mason Partners Equity Trust —ClearBridge Appreciation Fund, Class IS Shares	460,173	5,000	232	18,797	888	1,203	—	—	39,781	486,157
Legg Mason Partners Equity Trust —ClearBridge International Value Fund, Class IS Shares	150,170	—	—	13,669	1,352	1,331	—	—	17,864	154,365
Legg Mason Partners Equity Trust —ClearBridge Small Cap Fund, Class I Shares	44,353	6	—	12	—	(12)	—	6	2,455	46,802
Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	971,126	5,000	286	43,123	2,600	3,877	—	—	86,783	1,019,786
The Royce Fund — Royce Small/Mid-Cap Premier Fund, Investment Class Shares(a)	227,894	—	—	9,471	642	529	—	—	11,652	230,075
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	778,625	34,245	2,755	29,780	2,402	220	9,245	—	15,734	798,823
	$5,117,035	$79,263		$253,510		$15,990	$13,065	$1,198	$378,377	$5,321,164

(a)	Prior to May 1, 2017, the Fund was known as Royce Heritage Fund.

22	QS Dynamic Multi-Strategy Fund 2017 Semi-Annual Report

9. Deferred capital losses

As of January 31, 2017, the Fund had deferred capital losses of $719,715, which have no expiration date that will be available to offset future taxable capital gains.

10. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

11. Subsequent event

On June 20, 2017, the Fund announced that the Board of Trustees of the Fund determined that it was in the best interests of the Fund and its shareholders to terminate the Fund. The Fund ceased operations on August 25, 2017. Before the termination was effected, and at the discretion of fund management, the assets of the Fund were liquidated and the Fund ceased to pursue its investment objective.

QS Dynamic Multi-Strategy Fund 2017 Semi-Annual Report	23

Additional information (unaudited)

Change in Independent Registered Public Accounting Firm

On August 14, 2017, KPMG LLP (“KPMG”) resigned, at the request of the Fund, as the independent registered public accounting firm to the Fund. The Audit Committee of the Fund’s Board of Trustees participated in, and approved, the decision to change the independent registered public accounting firm. KPMG’s reports on the Fund’s financial statements for the fiscal periods ended January 31, 2017 and January 31, 2016 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended January 31, 2017 and January 31, 2016 and the subsequent interim period through August 14, 2017, (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Fund’s Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm for the fiscal year ending January 31, 2018. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Fund or the Board of Trustees with the performance of the Fund’s prior independent registered public accounting firm, KPMG. During the Fund’s fiscal periods ended January 31, 2017 and January 31, 2016, and the subsequent interim period through August 14, 2017, neither the Fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

24	QS Dynamic Multi-Strategy Fund

QS

Dynamic Multi-Strategy Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

QS Investors, LLC

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS Dynamic Multi-Strategy Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

QS Dynamic Multi-Strategy Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for general information of the shareholders of QS Dynamic Multi-Strategy Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX014945 9/17 SR17-3149

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 25, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	September 25, 2017